UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                         (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2014

Item 1. REPORTS TO STOCKHOLDERS.
Semi-Annual Reports are included here.  Please note that the Crescent Mid Cap Macro Fund has not yet commenced operations and, therefore, does not have an annual report to include here.

Semi-Annual Report 2014
September 30, 2014
(Unaudited)

Crescent Large Cap Macro Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Crescent Large Cap Macro Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Crescent Large Cap Macro Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Crescent Large Cap Macro Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Crescent Large Cap Macro Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks:  investment advisor risk, investment strategy risk, growth securities risk, large-cap company risk, management style risk, market risk, new fund risk, risks related to investing in other investment companies, and sector risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about December 1, 2014.

For More Information on Your Crescent Large Cap Macro Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

P.O. Box 3181
Greenwood, SC 29648
877-369-5390
 www.thecrescentfunds.com

November 14, 2014

Dear Fellow Shareholders of the Crescent Large Cap Macro Fund:
Enclosed for your review is the Semi-Annual Report for the Crescent Large Cap Macro Fund (the "Fund") for the six-month period ending September 30, 2014.  It's been quite a two year run for the U.S. equity market (as measured by the S&P 500).  With some brief pullbacks along the way, the stock market has marched higher since ECB president Mario Draghi made his now famous "whatever it takes" comment in July 2012.  This took the worst case scenario off the table for Europe (although that risk crept back into the market in October).  In addition to this tailwind, political risks out of our nation's capital have been relatively quiet over the past two years, contributing to a low volatility environment.  However, similar to Europe, this risk may also be increasing with the rhetoric heating up after the mid-term elections.  In the most recent six month period and past year, we have positioned the fund for improving economic growth in the U.S.  While the data have supported this backdrop, sector performance in the market has not necessarily reflected this reality.  As a result, more defensive areas have outperformed versus our exposure to more cyclical sectors.  Certainly the slower growth outside the U.S. is partly to blame for this outcome.  Given the current efforts of central banks around the world to spur growth, we are sticking with our positioning at this point.  As a reminder, our goal with the Fund is to participate in the upside of the market while providing downside protection during periods of market volatility.  We attempt to do this by indentifying broad investment themes in the marketplace and allocating the portfolio among various economic sectors and industry groups that we believe will perform the best given prevailing macro-economic conditions both in the U.S. and globally, as well as our expectations as to future economic conditions.   We also tactically utilize cash to hedge downside risk during periods of market volatility.
Period Ended September 30, 2014 (Unaudited)	Six- month period	One Year	Since Inception[1] (Annualized)	Net Expense Ratio[2]	Gross Expense Ratio[3]
Crescent Large Cap Macro Fund – Institutional Class Shares	3.02%	15.08%	16.52%	1.25%	1.46%
Crescent Large Cap Macro Fund – Advisor Class Shares - with Maximum Sales Charge[4]	3.10% (1.02)%	15.06% 10.46%	16.53% 14.82%	1.50% 1.50%	1.46% 1.46%
S&P 500 Index[4]	6.42%	19.73%	21.48%	-	-
Russell 1000 Growth Index[5]	5.86%	17.26%	19.17%	-	-

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Fund at 800-773-3863. Fee waivers and expense reimbursements have positively impacted Fund performance. The performance information presented is not inclusive of sales charges and if adjusted for sales charges, performance quoted would be reduced.
1The inception date for the Fund's Institutional Class Shares and Advisor Class Shares is December 15, 2011.

2The net expense ratio reflects a contractual expense limitation that continues through July 31, 2015.   Thereafter, the expense limitation may be changed or terminated at any time.   Performance would have been lower without this expense limitation.  The net expense ratio does not include acquired fund fees and expenses.  More recent expense ratios can be found in the Financial Highlights.
3Gross expense ratio is from the Fund's prospectus dated July 29, 2014 and includes acquired fund fees and expenses and other expenses.
4The Fund charges a maximum sales charge of 4.00% on purchases as a percentage of offering price of the Advisor Class Shares.  The Fund also charges a redemption fee of 1.00% on any shares redeemed within 60 days of issuance for both the Institutional and Advisor Class Shares.
5You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

Quarterly Review and Outlook

In a now famous scene from NFL Films, Vince Lombardi is shown walking the sidelines of the Green Bay Packers during a game and exclaims, in response to poor play by his defense, "What the hell's going on out here…everybody grabbing out there, nobody tackling…just grabbing, everybody…grab, grab, grab, nobody tackling."  Watching the stock market the past few weeks, and even months, you may have the same question – What is going on out here?  There's no shortage of cross currents "grabbing" the market recently.  ISIS threats from Middle East, Russia threatening to literally take foreign property in response to sanctions, most recently protests in Hong Kong and an Ebola case in the U.S.  Did I mention a mid-term election upcoming and a change in monetary policy as well?    All of these factors, combined with what I would label a skittish market, create a recipe for increased volatility.  For the past 18 months, with the equity market moving generally from the lower left to the upper right on the price chart, that's something we are all not very used to.  To paraphrase Coach Lombardi, one could say winning (for the market it seems) is habit.  However, given the circumstances outlined above, we want to avoid the second half of that statement from the Coach, "unfortunately, so is losing."
The equity market began the third quarter much like it started the second, with a speed bump of sorts.  Domestic markets pulled back in July and early August only to abruptly turn on news that we were going to bomb terrorist targets in Iraq (huh?).  That's not a misprint, per Bloomberg, after indicating to open down over -1.5% overnight following the President's news conference on August 7th stocks ended higher on August 8th and barely looked back on the way to new highs by mid-September.  However, the last two weeks have been a different story.  Focusing on the three months ended September 30, 2014, the S&P 500 and Russell 1000 Growth indices ended up +1.1% and +1.5%, respectively, including dividends.  Year-to-date, the S&P 500 and Russell 1000 Growth indices are higher by +8.3% and +7.9%, respectively, including dividends.  After a strong finish to last quarter, small-cap stocks traded off sharply during the most recent three months, falling -7.4%, as measured by the Russell 2000 Index.  For the year-to-date period, the Russell 2000 is down  -4.4%.  Geopolitical events and slowing growth negatively impacted overseas equities which traded down -5.7% for the quarter, and are now slightly negative for the year-to-date at  -0.8% (as measured by the EAFE Index).  Emerging markets succumbed to a late quarter swoon, falling -3.4% for the three month period (using the MSCI Emerging Market Index).  Year-to-date, emerging markets managed to hold on to a +2.6% gain.
Sector performance continued to be all over the map.  Per FactSet, the top two sectors from last quarter, Utilities and Energy, fell to the bottom of the list, falling -4.0% and -8.6%, respectively.  Healthcare remained solid and took over the top spot for the quarter, rising +5.4%, followed closely by Technology which was up +4.8%.  Both of these pairs of sectors at the top and the bottom of the performance rankings match a traditionally defensive sector of the market (Utilities and Healthcare) with more cyclical ones (Energy and Technology).  This continues down the line, with Telecom and Financials (+3.1% and +2.3%) followed by Consumer Staples and Materials (+1.9% and +0.5%).  Discretionary and Industrials round out the list (+0.3% and -1.1%).  However, these two areas seem to be moving in opposite directions, with Industrials suffering from slower global growth while Discretionary is benefiting from a better job market and lower commodity prices.  Year-to-date performance paints a similar picture with Healthcare, Technology, Utilities and Materials all outperforming the market (as measured by the S&P 500) with the remaining six sectors positive on the year but under the market return.
As stocks stumble into the fourth quarter, I can imagine Coach Lombardi giving a pep talk to the market – "If winning isn't everything, then why do they keep score? The greatest accomplishment is not in never falling, but in rising again after you fall.  Winners never quit and quitters never win.  Remember, confidence is contagious and so is lack of confidence.  Now come on team, let's go."  One week later – "What the hell's going on out here?"  All kidding aside, I think it's important to recognize that conditions are changing as the Federal Reserve moves from quantitative easing and gets closer to its first rate increase.  This change in backdrop will likely impact liquidity in the market and could prove to be challenging in the near term.  We will be watching economic data here and abroad to make sure our positioning for growth is appropriate for the remainder of 2014 and as we head into 2015.

We appreciate your support of the Crescent Funds and I invite any current or prospective shareholders to call or email me directly to discuss the Crescent Large Cap Macro Fund and our investment approach.

Sincerely,

Walter B. Todd, III
Greenwood Capital Associates, LLC
 Advisor to the Crescent Funds
The views in the foregoing discussion were those of the Fund's investment advisor as of the date set forth above and may not reflect its views on the date this Semi-Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of September 30, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 96.63%

Consumer Discretionary - 15.68%
	CBS Corp.	6,200	$331,700
	Comcast Corp.	3,635	195,490
	Delphi Automotive PLC	4,150	254,561
*	Hilton Worldwide Holdings, Inc.	8,390	206,646
	Lowe's Cos., Inc.	7,670	405,896
	NIKE, Inc.	3,700	330,040
	Ralph Lauren Corp.	1,150	189,440
	Starbucks Corp.	2,690	202,987
	The Home Depot, Inc.	2,900	266,046
	The Walt Disney Co.	5,450	485,214
	Time Warner, Inc.	2,470	185,769
			3,053,789
Consumer Staples - 7.17%
	Mondelez International, Inc.	7,510	257,330
	PepsiCo, Inc.	3,500	325,815
	The Coca-Cola Co.	7,000	298,620
	Walgreen Co.	8,675	514,167
			1,395,932
Energy - 7.89%
	ConocoPhillips	4,735	362,322
*	Continental Resources, Inc.	2,690	178,831
	Pioneer Natural Resources Co.	1,860	366,364
	Schlumberger Ltd.	3,600	366,084
*	Weatherford International PLC	12,595	261,976
			1,535,577
Financials - 11.44%
	American Express Co.	3,425	299,825
	Bank of America Corp.	23,525	401,101
	BlackRock, Inc.	1,100	361,152
	JPMorgan Chase & Co.	4,945	297,887
	SunTrust Banks, Inc.	4,690	178,361
	The Charles Schwab Corp.	10,785	316,971
	Wells Fargo & Co.	7,200	373,464
			2,228,761

Health Care - 13.36%
	AbbVie, Inc.	3,500	202,160
	AmerisourceBergen Corp.	2,725	210,643
	Bristol-Myers Squibb Co.	4,180	213,932
*	Celgene Corp.	2,000	189,560

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of September 30, 2014
		Shares	Value (Note 1)

COMMON STOCKS - (continued)

Health Care - (continued)
*	Gilead Sciences, Inc.	2,320	$246,964
	Johnson & Johnson	5,700	607,563
	Merck & Co., Inc.	3,230	191,474
	Pfizer, Inc.	12,485	369,181
*	Vertex Pharmaceuticals, Inc.	3,300	370,623
			2,602,100
Industrials - 13.74%
	Caterpillar, Inc.	2,200	217,866
	Cummins, Inc.	2,575	339,849
	Delta Air Lines, Inc.	7,415	268,052
	Emerson Electric Co.	5,300	331,674
	General Electric Co.	10,800	276,696
	Honeywell International, Inc.	4,000	372,480
	Union Pacific Corp.	4,200	455,364
	United Parcel Service, Inc.	4,205	413,309
			2,675,290
Information Technology - 22.15%
	Apple, Inc.	8,015	807,511
	Automatic Data Processing, Inc.	3,240	269,179
	EMC Corp.	10,100	295,526
*	Google, Inc. - Class A	650	382,467
*	Google, Inc. - Class C	650	375,284
	Intel Corp.	10,705	372,748
	MasterCard, Inc.	3,710	274,243
	Microsoft Corp.	11,010	510,424
	QUALCOMM, Inc.	4,975	371,981
	TE Connectivity Ltd.	5,175	286,126
	Texas Instruments, Inc.	7,725	368,405
			4,313,894
Materials - 5.20%
	LyondellBasell Industries NV	2,300	249,918
	Monsanto Co.	3,300	371,283
	The Dow Chemical Co.	7,460	391,203
			1,012,404

	Total Common Stocks (Cost $15,094,884)		18,817,747

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of September 30, 2014
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 3.52%
§ Federated Prime Obligations Fund, 0.03%		685,543	$685,543

Total Short-Term Investment (Cost $685,543)			685,543

Total Value of Investments (Cost $15,780,427) - 100.15%			$19,503,290

Liabilities in Excess of Other Assets - (0.15)%			(29,462)

Net Assets - 100.00%			$19,473,828

* Non-income producing investment
§ Represents 7 day effective yield

The following acronyms are used in this portfolio:
NV - Netherlands security
PLC - Public Limited Company

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	15.68%	$3,053,789
Consumer Staples	7.17%	1,395,932
Energy	7.89%	1,535,577
Financials	11.44%	2,228,761
Health Care	13.36%	2,602,100
Industrials	13.74%	2,675,290
Information Technology	22.15%	4,313,894
Materials	5.20%	1,012,404
Short-Term Investment	3.52%	685,543
Liabilities in Excess of Other Assets	-0.15%	(29,462)
Total	100.00%	$19,473,828

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2014

Assets:
Investments, at value (cost $15,780,427)	$19,503,290
Receivables:
Fund shares sold	2,451
Dividends and interest	19,776
Prepaid expenses
Registration and filing fees	3,988
Fund accounting fees	2,673
Administration fees	1,698
Compliance fees	1,320
Advisory fees	82

Total assets	19,535,278

Liabilities:
Payables:
Investments purchased	46,671
Accrued expenses
Audit fees	6,518
Legal fees	3,366
Trustee fees and meeting expenses	1,331
Custody fees	813
Other operating expenses	810
Distribution and service fees - Advisor Class Shares	795
Securities pricing fees	674
Shareholder fulfillment expenses	456
Printing fees	16

Total liabilities	61,450

Net Assets	$19,473,828

Net Assets Consist of:
Paid in Interest	$14,126,622
Undistributed net investment income	119,381
Accumulated net realized gain on investments	1,504,962
Net unrealized appreciation on investments	3,722,863

Net Assets	$19,473,828

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,061,650
Net Assets	$15,556,800
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$14.65

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	267,835
Net Assets	$3,917,028
Net Asset Value and Redemption Price Per Share (a)	$14.62
Offering Price Per Share ($14.62 ÷ 96.00%)	$15.23
(a)	The fund charges a 1% redemption fee on redemptions made within 60 days of initial purchase.
See Notes to Financial Statements

Crescent Large Cap Macro Fund

Statement of Operations
(Unaudited)

For the period ended September 30, 2014

Investment Income:
Dividends (net of foreign taxes $1,090)	$159,367

Total Investment Income	159,367

Expenses:
Advisory fees (note 2)	56,380
Fund accounting fees (note 2)	17,485
Transfer agent fees (note 2)	14,000
Administration fees (note 2)	12,026
Audit fees	6,518
Legal fees	6,017
Trustee fees and meeting expenses	5,014
Other operating expenses	5,014
Distribution and service fees - Advisor Class Shares (note 3)	4,690
Registration and filing expenses	3,730
Compliance service fees (note 2)	3,384
Custody fees (note 2)	3,182
Securities pricing fees	3,058
Printing expenses	50

Total Expenses	140,548

Advisory fees waived (note 2)	(18,411)

Net Expenses	122,137

Net Investment Income	37,230

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	385,606
Net change in unrealized appreciation on investments	151,665

Net Realized and Unrealized Gain on Investments	537,271

Net Increase in Net Assets Resulting from Operations	$574,501

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Statements of Changes in Net Assets

			September 30,	March 31,
For the period or fiscal year ended			2014 (a)	2014

Operations:
Net investment income			$37,230	$82,150
Net realized gain from investment transactions			385,606	1,671,860
Net change in unrealized appreciation on investments			151,665	1,575,020
Net Increase in Net Assets Resulting from Operations			574,501	3,329,030
Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-	(76,759)
Advisor Class Shares			-	(10,386)
Net realized gain from investment transactions
Institutional Class Shares			-	(514,859)
Advisor Class Shares			-	(114,036)
Decrease in Net Assets Resulting from Distributions			-	(716,040)
Beneficial Interest Transactions:
Shares sold			1,556,166	2,163,827
Reinvested dividends and distributions			-	634,476
Shares repurchased			(989,852)	(3,633,962)
Increase (Decrease) in Beneficial Interest Transactions			566,314	(835,659)

Net Increase in Net Assets			1,140,815	1,777,331
Net Assets:
Beginning of Year			18,333,013	16,555,682
End of Year			$19,473,828	$18,333,013
Undistributed Net Investment Income			$119,381	$82,151

	Period Ended		Year Ended
Share Information:	September 30, 2014 (a)		March 31, 2014
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	61,324	$899,223	138,806	$1,842,181
Reinvested dividends and distributions	-	-	37,539	510,054
Shares repurchased	(44,173)	(641,818)	(235,446)	(3,120,246)
Net Increase (Decrease) in Capital Shares	17,151	$257,405	(59,101)	$(768,011)
Outstanding, Beginning of Year	1,044,499	11,184,880	1,103,600	11,952,891
Outstanding, End of Year	1,061,650	$11,442,285	1,044,499	$11,184,880

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	46,259	$656,943	24,696	$321,646
Reinvested dividends and distributions	-	-	9,204	124,421
Shares repurchased	(23,726)	(348,034)	(38,673)	(513,715)
Net Increase (Decrease) in Capital Shares	22,533	$308,909	(4,773)	$(67,648)
Outstanding, Beginning of Year	245,302	2,375,428	250,075	2,443,076
Outstanding, End of Year	267,835	$2,684,337	245,302	$2,375,428

(a) Unaudited.

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Financial Highlights
	Institutional Class
For a share outstanding during each of the	September 30,		March 31,
fiscal years or periods ended	2014	(g)	2014	2013	2012 (f)

Net Asset Value, Beginning of Period	$14.22		$12.23	$11.35	$10.00

Income from Investment Operations
Net investment income	0.04		0.07	0.06	0.01
Net realized and unrealized gain on investments	0.39		2.47	0.88	1.34

Total from Investment Operations	0.43		2.54	0.94	1.35

Less Distributions:
From net investment income	-		(0.07)	(0.01)	-
From net realized gains from investment transactions	-		(0.48)	(0.05)	-

Total Distributions	-		(0.55)	(0.06)	-

Net Asset Value, End of Period	$14.65		$14.22	$12.23	$11.35

Total Return (c)(d)	3.02%	(b)	21.02%	8.35%	13.50%	(b)

Net Assets, End of Period (in thousands)	$15,557		$14,854	$13,503	$6,006

Average Net Assets for the Period (in thousands)	$15,004		$14,217	$12,295	$3,620

Ratios of:
Gross Expenses to Average Net Assets (e)	1.43%	(a)	1.45%	1.57%	3.39%	(a)
Net Expenses to Average Net Assets (e)	1.24%	(a)	1.25%	1.25%	1.22%	(a)
Net Investment Income to Average Net Assets	0.44%	(a)	0.52%	0.67%	0.39%	(a)

Portfolio turnover rate	28.73%	(b)	71.58%	88.87%	25.95%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f)	For a share outstanding during the period from December 15, 2011 (Date of Initial Public Investment)
to March 31, 2012.
(g) Unaudited.

See Notes to Financial Statements					(Continued)

Crescent Large Cap Macro Fund

Financial Highlights
	Advisor Class
For a share outstanding during each of the	September 30,		March 31,
fiscal years or periods ended	2014	(h)	2014	2013		2012 (f)

Net Asset Value, Beginning of Period	$14.18		$12.21	$11.34		$10.00

Income from Investment Operations
Net investment income	0.01		0.04	0.06		-
Net realized and unrealized gain on investments	0.43		2.45	0.86		1.34

Total from Investment Operations	0.44		2.49	0.92		1.34

Less Distributions:
From net investment income	-		(0.04)	0.00	(g)	-
From net realized gains from investment transactions	-		(0.48)	(0.05)		-

Total Distributions	-		(0.52)	(0.05)		-

Net Asset Value, End of Period	$14.62		$14.18	$12.21		$11.34

Total Return (c)(d)	3.10%	(b)	20.65%	8.17%		13.40%	(b)

Net Assets, End of Period (in thousands)	$3,917		$3,479	$3,053		$4,331

Average Net Assets for the Period (in thousands)	$3,744		$3,295	$3,734		$4,074

Ratios of:
Gross Expenses to Average Net Assets (e)	1.68%	(a)	1.70%	1.84%		3.57%	(a)
Net Expenses to Average Net Assets (e)	1.49%	(a)	1.50%	1.50%		1.49%	(a)
Net Investment Income to Average Net Assets	0.20%	(a)	0.27%	0.43%		0.06%	(a)

Portfolio turnover rate	28.73%	(b)	71.58%	88.87%		25.95%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(f)	For a share outstanding during the period from December 15, 2011 (Date of Initial Public Investment)
to March 31, 2012.
(g) Actual amount is less than $0.01 per share.
(h) Unaudited.

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Crescent Large Cap Macro Fund (the "Fund") is a series of the Starboard Investment Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on December 15, 2011. The investment objective of the Fund is capital appreciation.  The Fund seeks to achieve its investment objective by investing at least 80% of net assets in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as "large-cap" companies.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to an initial sales charge of 4.00% of the offering price, as well as distribution plan fees, which is further discussed in Note 3. Both share classes are subject to redemption fees within 60 days of the issuance of such shares of 1.00%. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2014 for the Fund's assets measured at fair value:

Crescent Large Cap Macro Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$18,817,747	$18,817,747	$-	$-
Short-Term Investment	685,543	685,543	-	-
Total Assets	$19,503,290	$19,503,290	$-	$-

*Refer to Schedule of Investments for breakdown by Industry.
(a) The fund had no transfers into or out of Level 1, 2, or 3 during the period ended September 30, 2014.  The Fund recognizes transfers into and out of the fund at the end of each period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 1.00% on redemptions of Fund shares occurring within 60 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund's shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

(Continued)

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until July 31, 2015.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.60% of the Fund's average daily net assets.  For the period ended September 30, 2014, $56,380 in advisory fees were incurred by the Fund, of which $18,411 were waived by the Advisor.

Administrator
The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table.

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,750	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
Over $1 billion	0.040%

The fund incurred $9,397 of administration fees for the period ended September 30, 2014.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 for each additional class.

(Continued)

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.
Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Advisor Class Shares may incur certain expenses, which may not exceed 0.25% per annum of the Advisor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Advisor Class or support servicing of shareholder accounts.  For the period ended September 30, 2014, $4,690 in fees were incurred and paid by the Fund.

4.	Purchases and Sales of Investment Securities

For the period ended September 30, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
September 30, 2014	$5,267,791	$5,239,391

There were no long-term purchases or sales of U.S Government Obligations during the period ended September 30, 2014.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Fund has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of September 30, 2014, open taxable years consisted of the taxable year / period ended March 31, 2013 through March 31, 2014. No examination of the Fund's tax returns is currently in progress.

At September 30, 2014, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$15,780,427

Unrealized Appreciation	3,815,673
Unrealized Depreciation	(92,810)
Net Unrealized Appreciation	3,722,863

(Continued)

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

6.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  Subsequent Events

In preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

Crescent Large Cap Macro Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,030.20	$6.31
	$1,000.00	$1,018.85	$6.28
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

(Continued)

Crescent Large Cap Macro Fund

Additional Information
(Unaudited)

Advisor Class Shares	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,031.00	$7.59
	$1,000.00	$1,017.60	$7.54
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Crescent Large Cap Macro Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Greenwood Capital Associates, LLC
116 South Franklin Street	Greenwood Building, 5th Floor
Post Office Drawer 4365	Post Office Box 3181
Rocky Mount, North Carolina 27803	Greenwood, South Carolina 29648

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Semi-Annual Report 2014
September 30, 2014
(Unaudited)

Crescent Strategic Income Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Crescent Strategic Income Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Crescent Strategic Income Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Crescent Strategic Income Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Crescent Strategic Income Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Government debt markets may be illiquid or disrupted, inflation risk, interest rate and credit risk, investment advisor risk, investment-grade securities risk, lower-rated securities or "junk bonds" risk, maturity risk, risks of investing in municipal securities, market risk, new fund risk, risks of investing in corporate debt securities, sector risk, preferred stock risk, convertible securities risk, warrants risk, and risks related to investing in other investment companies.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about December 1, 2014.

For More Information on Your Crescent Strategic Income Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

P.O. Box 3181
Greenwood, SC 29648
877-369-5390
 www.thecrescentfunds.com
November 14, 2014

Dear Fellow Shareholders of the Crescent Strategic Income Fund:

Enclosed for your review is the Semi-Annual Report for the Crescent Strategic Income Fund (the "Fund") for the six month period ended September 30, 2014.  Fixed income markets produced positive returns aided by weak growth in Europe, low global bond yields, pension rebalancing, and adverse geopolitical events.  Gross Domestic Product (GDP) in the United States rebounded from the weather-induced negative release in the first quarter.  The second quarter GDP of 4.6% tied the highest figure since before the financial crisis and third quarter was preliminarily reported at 3.5%.  This was offset by the slowing growth in Europe and fears there of deflation.  The European Central Bank is attempting to avoid this through unconventional measures.  As a result, government bond yields in Europe dropped precipitously.  Many representative 2-Year European government bond yields are negative and many 10-Year yields are half of where they started the year.  Another factor contributing to lower bond yields is demand from pension funds.  After a year of healthy equity returns in 2013, the need to rebalance asset class weightings by pension funds produced added demand for fixed income securities.  Also, geopolitical events have dominated the news flow this year, including Russia's actions involving Crimea and Ukraine to Ebola cases in the US to renewed hostilities in the Middle East.  These events have investors seeking the safety of US government bonds.  The Federal Open Market Committee ended its latest round of quantitative easing in October though it vowed to reinvest proceeds from its portfolio as well as keep its target for the federal funds rate low for a considerable period of time.  The US Treasury yield curve has flattened.  Shorter maturities are anticipating increases by the Federal Reserve and longer maturities are muted by lower inflation measures.
In general, corporate bonds outperformed government bonds for the period.  The Fund's overweight to the credit sector was a positive.  We are mindful of how narrow corporate bonds spreads have become.  The performance for the Fund as of September 30, 2014, is shown below.  As a reminder, our process revolves around an active strategy of duration management, sector rotation, and credit selection.  We also use a small percentage of fixed income related strategies for tactical opportunities.  The objective of the Fund is total return consistent with preservation of capital.

Period Ended September 30, 2014 (Unaudited)	Six-month period	One Year	Since Inception[1] (Annualized)	Net Expense Ratio[2]	Gross Expense Ratio[3]
Crescent Strategic Income Fund – Institutional Class Shares	1.04%	2.43%	1.56%	0.90%	1.60%
Crescent Strategic Income Fund – Advisor Class Shares - with Maximum Sales Charge[4]	1.01% (3.03)%	1.95% (2.13)%	1.26% (0.23)%	1.15% 1.15%	1.85% 1.85%
Barclays Intermediate Government/Credit Index [5]	1.20%	2.20%	1.94%	-	-

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Fund at (800) 773-3863. Fee waivers and expense reimbursements have positively impacted Fund performance. The performance information presented is not inclusive of sales charges and if adjusted for sales charges, performance quoted would be reduced.

1The inception date of the Fund's Institutional Class Shares and Advisor Class Shares is December 15, 2011.
2The net expense ratio reflects a contractual expense limitation that continues through July 31, 2015.   Thereafter, the expense limitation may be changed or terminated at any time.   Performance would have been lower without this expense limitation.  The net expense ratio does not include acquired fund fees and expenses.  More recent expense ratios can be found in the Financial Highlights.
3Gross expense ratio is from the Fund's prospectus dated July 29, 2014 and includes acquired fund fees and expenses and other expenses.
4The Fund charges a maximum sales charge of 4.00% on purchases as a percentage of offering price of the Advisor Class Shares.  The Fund also charges a redemption fee of 1.00% on any shares redeemed within 60 days of issuance for both the Institutional and Advisor Class Shares.
5You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

Review and Outlook
Lower bond yields have been surprising to most, especially given the strength of the equity markets.   The economic data in the US has been positive.  Employment figures continue to improve.  The Institute for Supply Management indexes have moved to the upper range of their historical norms.  The Federal Reserve would like to see measures of inflation increase, but the move lower in oil prices will dampen this figure.  Ultimately, this will be a benefit to the consumer.
We think the US economy will continue to grow at a modest pace and the quality of employment continues to improve.  This should be an environment where the Fed can move away from its zero interest rate policy.  The new members of Congress will be eager to put their policies in place, but may find resistance in the executive branch.  The overriding issue will be the extent to which the US can diverge from the rest of the world.  In isolation, rates in the US should be higher, but global forces will keep them lower.
We appreciate your support of the Crescent Funds and I invite any current or prospective shareholders to call or email me directly to discuss the Crescent Strategic Income Fund and our investment approach.
Sincerely,

John D. Wiseman
Greenwood Capital Associates, LLC
 Advisor to the Crescent Funds
 The views in the foregoing discussion were those of the Fund's investment advisor as of the date set forth above and may not reflect its views on the date this Semi-Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of September 30, 2014
		Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 85.68%
	Albemarle Corp.	$250,000	4.500%	12/15/2020	$268,164
	American Express Credit Corp.	400,000	2.125%	7/27/2018	402,165
	Anheuser-Busch Cos. LLC	300,000	4.625%	2/1/2015	304,129
	AT&T, Inc.	300,000	5.800%	2/15/2019	343,782
	AT&T, Inc.	300,000	3.875%	8/15/2021	314,452
*	Bayer Corp.	300,000	7.125%	10/1/2015	318,172
	Branch Banking & Trust Co.	200,000	2.850%	4/1/2021	198,763
	Commonwealth Edison Co.	75,000	4.000%	8/1/2020	80,700
	ConocoPhillips	25,000	5.200%	5/15/2018	27,996
	Corning, Inc.	200,000	6.250%	5/15/2019	237,438
	CR Bard, Inc.	600,000	2.875%	1/15/2016	616,008
	Diageo Capital PLC	180,000	4.850%	5/15/2018	196,426
	DIRECTV Holdings LLC	300,000	3.125%	2/15/2016	308,701
	Duke Energy Carolinas LLC	50,000	5.300%	10/1/2015	52,377
	Duke Energy Indiana, Inc.	125,000	6.050%	6/15/2016	135,610
	EI du Pont de Nemours & Co.	125,000	5.750%	3/15/2019	143,913
	EMC Corp.	200,000	2.650%	6/1/2020	198,561
	FCB/SC Capital Trust I	25,000	8.250%	3/15/2028	25,031
	General Electric Capital Corp.	400,000	5.625%	5/1/2018	452,216
	Hubbell, Inc.	50,000	5.950%	6/1/2018	56,711
	JPMorgan Chase & Co.	200,000	4.400%	7/22/2020	215,489
	Kentucky Utilities Co.	250,000	3.250%	11/1/2020	258,771
*	MassMutual Global Funding II	250,000	2.300%	9/28/2015	254,888
*	Matson Navigation Co., Inc.	107,000	5.273%	7/29/2029	119,728
	McKesson Corp.	75,000	5.700%	3/1/2017	82,367
	Morgan Stanley	125,000	7.300%	5/13/2019	149,095
	National City Bank of Indiana	300,000	4.250%	7/1/2018	321,982
*	New York Life Global Funding	200,000	1.650%	5/15/2017	201,775
	Nordstrom, Inc.	250,000	4.750%	5/1/2020	275,470
	Northern States Power Co.	250,000	5.250%	10/1/2018	279,635
	PepsiCo, Inc.	350,000	3.125%	11/1/2020	361,728
	PPG Industries, Inc.	100,000	7.375%	6/1/2016	109,271
	Prudential Financial, Inc.	300,000	5.500%	3/15/2016	319,604
	Public Service Co. of Colorado	300,000	3.200%	11/15/2020	311,552
	SCANA Corp.	300,000	4.750%	5/15/2021	323,663
	Snap-on, Inc.	250,000	4.250%	1/15/2018	265,200
	TD Ameritrade Holding Corp.	235,000	4.150%	12/1/2014	236,469
	The Bank of New York Mellon Corp.	125,000	5.450%	5/15/2019	142,266
	The Goldman Sachs Group, Inc.	200,000	6.150%	4/1/2018	225,720
	The Hillshire Brands Co.	365,000	4.100%	9/15/2020	374,364
	The Huntington National Bank	350,000	2.200%	4/1/2019	348,189
	Thermo Fisher Scientific, Inc.	200,000	2.250%	8/15/2016	203,779

					(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of September 30, 2014
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
The Southern Co.	$300,000	2.375%	9/15/2015	$305,041
The Travelers Cos., Inc.	250,000	5.900%	6/2/2019	289,843
Wells Fargo & Co.	200,000	5.625%	12/11/2017	223,904
Wells Fargo & Co.	225,000	3.676%	6/15/2016	235,232
Western Massachusetts Electric Co.	250,000	5.100%	3/1/2020	266,106
Yum! Brands, Inc.	200,000	4.250%	9/15/2015	206,774
Zimmer Holdings, Inc.	125,000	4.625%	11/30/2019	136,379

Total Corporate Bonds (Cost $11,693,343)				11,725,599

FEDERAL AGENCY OBLIGATIONS - 2.38%
Freddie Mac REMICS	35,314	3.000%	12/15/2026	36,479
Fannie Mae REMICS	26,960	3.000%	8/25/2029	28,351
Government National Mortgage Association,
Series 115	250,000	4.000%	9/20/2038	261,345

Total Federal Agency Obligations (Cost $341,434)				326,175

UNITED STATES TREASURY NOTE - 0.69%
United States Treasury Note	100,000	1.625%	11/15/2022	94,508

Total United States Treasury Note (Cost $94,887)				94,508

PREFERRED STOCKS - 4.78%	Shares	Dividend Rate

Consumer Discretionary - 0.55%
Comcast Corp.	3,000	5.000%		75,450
				75,450
Financials - 4.23%
BB&T Corp.	3,500	5.625%		80,990
JPMorgan Chase Capital XXIX	3,000	6.700%		76,680
Public Storage	3,000	6.500%		78,660
Raymond James Financial, Inc.	3,500	6.900%		91,525
The Bank of New York Mellon Corp. - Class C	3,500	5.200%		80,675
The Goldman Sachs Group, Inc.	3,500	6.125%		90,895
US Bancorp	3,500	5.150%		78,890
				578,315

Total Preferred Stocks (Cost $663,752)				653,765

COMMON STOCKS - 0.83%	Shares
Health Care - 0.39%
Johnson & Johnson	500			53,295
				53,295
				(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of September 30, 2014
	Shares		Value (Note 1)

COMMON STOCKS - Continued

Telecommunications - 0.44%
Verizon Communications, Inc.	1,200		$59,988
			59,988

Total Common Stocks (Cost $102,454)			113,283

EXCHANGE TRADED PRODUCTS - 1.16%
iShares Mortgage Real Estate Capped ETF	5,000		58,950
SPDR Barclays Short Term High Yield Bond ETF	3,345		100,116

Exchange Traded Products (Cost $171,574)			159,066

SHORT-TERM INVESTMENT - 3.51%
§ Federated Prime Obligations Fund, 0.03%	480,085		480,085

Short-Term Investment (Cost $480,085)			480,085

Total Value of Investments (Cost $13,547,529) - 99.03%			$13,552,481

Other Assets Less Liabilities - 0.97%			132,967

Net Assets - 100.00%			$13,685,448

* Rule 144-A Security	The following acronyms are used in this portfolio:
§ Represents 7 day effective yield	PLC - Public Limited Company (British)
	LLC - Limited Liability Company

Summary of Investments by Type
	% of Net
Sector	Assets	Value
Corporate Bonds	85.68%	$11,725,599
Federal Agency Obligations	2.38%	326,175
United States Treasury Note	0.69%	94,508
Preferred Stocks	4.78%	653,765
Health Care	0.39%	53,295
Telecommunications	0.44%	59,988
Exchange Traded Products	1.16%	159,066
Short-Term Investment	3.51%	480,085
Other Assets less Liabilities	0.97%	132,967
Total	100.00%	$13,685,448
See Notes to Financial Statements

Crescent Strategic Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2014

Assets:
Investments, at value (cost $13,547,529)	$13,552,481
Due from advisor	3,262
Receivables:
Fund shares sold	589
Dividends and interest	134,992
Prepaid expenses
Registration and filing fees	4,031
Fund accounting fees	2,690
Administration fees	1,884
Compliance fees	1,320

Total assets	13,701,249

Liabilities:
Distribution Payable	3,158
Accrued expenses
Audit fees	6,519
Legal fees	3,161
Trustee fees and meeting expenses	1,331
Transfer agent fees	431
Custody fees	413
Other operating expenses	290
Distribution and service fees - Advisor Class Shares	257
Securities pricing fees	241

Total liabilities	15,801

Net Assets	$13,685,448

Net Assets Consist of:
Paid in Interest	$13,646,516
Accumulated net investment loss	(223)
Accumulated net realized gain on investments	34,204
Net unrealized appreciation on investments	4,951

Net Assets	$13,685,448

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,282,439
Net Assets	$12,862,039
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.03

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	82,216
Net Assets	$823,409
Net Asset Value and Redemption Price Per Share (a)	$10.02
Offering Price Per Share ($10.02 ÷ 96.00%)	$10.44
(a)	The fund charges a 1% redemption fee on redemptions made within 60 days of initial purchase.

See Notes to Financial Statements

Crescent Strategic Income Fund

Statement of Operations
(Unaudited)

For the period ended September 30, 2014

Investment Income:
Interest	$130,948
Dividends	27,303

Total Investment Income	158,251

Expenses:
Advisory fees (note 2)	23,402
Fund accounting fees (note 2)	17,214
Transfer agent fees (note 2)	14,051
Administration fees (note 2)	12,003
Audit fees	6,519
Legal fees	6,017
Trustee fees and meeting expenses	5,014
Other operating expenses	4,513
Securities pricing fees	4,011
Compliance service fees (note 2)	3,384
Registration and filing expenses	3,365
Custody fees (note 2)	2,340
Distribution and service fees - Advisor Class Shares (note 3)	1,075

Total Expenses	102,908

Expenses reimbursed by advisor (note 2)	(18,254)
Advisory fees waived (note 2)	(23,402)

Net Expenses	61,252

Net Investment Income	96,999

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	16,540
Net change in unrealized appreciation on investments	25,267

Net Realized and Unrealized Gain on Investments	41,807

Net Increase in Net Assets Resulting from Operations	$138,806

See Notes to Financial Statements

Crescent Strategic Income Fund

Statements of Changes in Net Assets

			September 30,	March 31,
For the period or year ended			2014 (a)	2014

Operations:
Net investment income			$96,999	$167,840
Net realized gain from investment transactions			16,540	49,449
Net change in unrealized appreciation (depreciation) on investments			25,267	(196,332)
Net Increase in Net Assets Resulting from Operations			138,806	20,957
Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(92,175)	(157,940)
Advisor Class Shares			(5,072)	(10,566)
Capital Gains
Institutional Class Shares			-	(37,221)
Advisor Class Shares			-	(2,955)
Decrease in Net Assets Resulting from Distributions			(97,247)	(208,682)
Beneficial Interest Transactions:
Shares sold			1,042,366	2,927,607
Reinvested dividends and distributions			82,122	178,938
Shares repurchased			(426,590)	(1,917,852)
Increase from Beneficial Interest Transactions			697,898	1,188,693

Net Increase in Net Assets			739,457	1,000,968
Net Assets:
Beginning of Year			12,945,991	11,945,023
End of Year			$13,685,448	$12,945,991

Undistributed Net Investment Income			$-	$26

	Period Ended		Year Ended
Share Information:	9/30/2014 (a)		March 31, 2014
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	100,778	$1,011,625	272,523	$2,721,592
Reinvested dividends and distributions	7,653	77,050	16,552	165,417
Shares repurchased	(23,089)	(232,631)	(174,757)	(1,746,428)
Net Increase	85,342	$856,044	114,318	$1,140,581
Outstanding, Beginning of Year	1,197,097	11,970,939	1,082,779	10,830,358
Outstanding, End of Year	1,282,439	$12,826,983	1,197,097	$11,970,939

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	3,058	$30,742	20,607	$206,015
Reinvested dividends and distributions	504	5,071	1,353	13,521
Shares repurchased	(19,304)	(193,959)	(17,114)	(171,424)
Net Increase (Decrease)	(15,742)	$(158,146)	4,846	$48,112
Outstanding, Beginning of Year	97,958	977,678	93,112	929,566
Outstanding, End of Year	82,216	$819,532	97,958	$977,678

(a) Unaudited.

See Notes to Financial Statements

Crescent Strategic Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	September 30,		March 31,
fiscal years or periods ended	2014		2014	2013	2012 (f)

Net Asset Value, Beginning of Period	$10.00		$10.16	$9.96	$10.00

Income (Loss) from Investment Operations
Net investment income	0.07		0.14	0.11	0.02
Net realized and unrealized gain (loss) on investment
transactions	0.03		(0.13)	0.24	(0.04)

Total from Investment Operations	0.10		0.01	0.35	(0.02)

Less Distributions:
From net investment income	(0.07)		(0.14)	(0.11)	(0.02)
From capital gains	-		(0.03)	(0.04)	-

Total Distributions	(0.07)		(0.17)	(0.15)	(0.02)

Net Asset Value, End of Period	$10.03		$10.00	$10.16	$9.96

Total Return (c)(d)	1.04%	(b)	0.14%	3.52%	(0.24)%	(b)

Net Assets, End of Period (in thousands)	$12,862		$ 11,968	$10,999	$8,469

Average Net Assets for each Period (in thousands)	$12,484		$ 11,170	$11,052	$4,002

Ratios of:
Gross Expenses to Average Net Assets (e)	1.52%	(a)	1.58%	1.61%	4.40%	(a)
Net Expenses to Average Net Assets (e)	0.90%	(a)	0.90%	0.90%	0.89%	(a)
Net Investment Income to Average Net Assets	1.47%	(a)	1.41%	1.04%	0.85%	(a)

Portfolio turnover rate	12.67%	(b)	28.98%	40.15%	10.14%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the
United States, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f)	For a share outstanding during the period from December 15, 2011 (Date of Initial Public Investment)
to March 31, 2012.

See Notes to Financial Statements					(Continued)

Crescent Strategic Income Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during the	September 30,		March 31,
fiscal years or periods ended	2014		2014	2013	2012 (f)

Net Asset Value, Beginning of Period	$9.98		$ 10.16	$9.96	$10.00

Income (Loss) from Investment Operations
Net investment income	0.06		0.11	0.08	0.01
Net realized and unrealized gain (loss) on investment
transactions	0.04		(0.15)	0.23	(0.05)

Total from Investment Operations	0.10		(0.04)	0.31	(0.04)

Less Distributions:
From net investment income	(0.06)		(0.11)	(0.07)	0.00	(g)
From capital gains	-		(0.03)	(0.04)	-

Total Distributions	(0.06)		(0.14)	(0.11)	0.00	(g)

Net Asset Value, End of Period	$10.02		$9.98	$10.16	$9.96

Total Return (c)(d)	1.01%	(b)	(0.32)%	3.21%	(0.39)%	(b)

Net Assets, End of Period (in thousands)	$823		$978	$946	$1,036

Average Net Assets for each Period (in thousands)	$857		$926	$994	$1,145

Ratios of:
Gross Expenses to Average Net Assets (e)	1.77%	(a)	1.83%	1.85%	3.79%	(a)
Net Expenses to Average Net Assets (e)	1.15%	(a)	1.15%	1.15%	1.04%	(a)
Net Investment Income to Average Net Assets	1.21%	(a)	1.15%	0.78%	0.31%	(a)

Portfolio turnover rate	12.67%	(b)	28.98%	40.15%	10.14%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the
United States, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f)	For a share outstanding during the period from December 27, 2011 (Date of Initial Public Investment)
to March 31, 2012.
(g) Actual amount is less than $0.01 per share.

See Notes to Financial Statements

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Crescent Strategic Income Fund (the "Fund") is a series of the Starboard Investment Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on December 15, 2011. The investment objective of the Fund is total return consistent with preservation of capital.  The Fund seeks to achieve its investment objective by investing at least 65% of the portfolio in bonds rated investment grade or better at all times by a nationally recognized securities rating organization or, if no rating exists, of equivalent quality in the determination of the Advisor.  Subject to the limitations of this restriction, the Fund is also permitted to invest in securities that are below investment-grade, including junk bonds.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to an initial sales charge fee of 4.00%, redemption fees for certain redemptions within 60 days of the issuance of such shares of 1.00%, and distribution plan fees as described in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
All investments in securities are recorded at their estimated fair value, as described below (Fair Value Measurement).

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Fund's major categories of investments measured at fair value on a recurring basis follows.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

Equity securities (common stock, preferred stock, exchange traded products). Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in level 2.

Corporate bonds.  Debt securities may be valued at prices supplied by the Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate, and maturity.  Most corporate bonds are categorized in level 2 of the fair value hierarchy. However, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

U.S. government obligations (treasury notes). U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar obligations, broker quotes, yields, bids, offers, and reference data. Certain obligations are valued principally using dealer quotations. U.S. government obligations are categorized in level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

U.S. agency obligations (federal agency obligations). U.S. agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt obligations are generally valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to-be-announced (TBA) obligations and mortgage pass-through certificates. TBA obligations and mortgage pass-throughs are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these obligations are typically categorized in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2014 for the Fund's assets measured at fair value:

Crescent Strategic Income Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$11,725,599	$-	$11,725,599	$-
Federal Agency Obligations	326,175	-	326,175	-
United States Treasury Note	94,508	-	94,508	-
Preferred Stocks*	653,765	653,765	-	-
Common Stocks*	113,283	113,283	-	-
Exchange Traded Products	159,066	159,066	-	-
Short-Term Investment	480,085	480,085	-
Total Assets	$13,552,481	$1,406,199	$12,146,282	$-

*Refer to Schedule of Investments for breakdown by Industry.
(a) The fund had no transfers into or out of Level 1, 2, or 3 during the period ended September 30, 2014.  The Fund recognizes transfers into and out of the fund at the end of each period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 1.00% on redemptions of Fund shares occurring within 60 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund's shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.35% of the Fund's average daily net assets.  For the period ended September 30, 2014, $23,402 in advisory fees were incurred and waived by the Advisor.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% of the average daily net assets of the Fund for the current fiscal year.  Additionally, the Advisor reimbursed the Fund for $18,254 of the expenses incurred.  The current term of the Expense Limitation Agreement remains in effect until the last day of July 2014.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Administrator
The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,750	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
Over $1 billion	0.040%

The Fund incurred $12,003 of administration fees for the period ended September 30, 2014.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 for each additional class.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Advisor Class Shares may incur certain expenses, which may not exceed 0.25% per annum of the Advisor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Advisor Class or support servicing of shareholder accounts.  For the period ended September 30, 2014, $1,075 in fees were incurred and paid by the Fund.

4.	Purchases and Sales of Investment Securities

For the period ended September 30, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
September 30, 2014	$2,184,420	$1,605,936

There were no long-term purchases or sales of U.S Government Obligations during the period ended September 30, 2014.

(Continued)

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Fund has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of September 30, 2014, open taxable years consisted of the taxable year / period ended March 31, 2013 through March 31, 2014. No examination of the Fund's tax returns is currently in progress.

At September 30, 2014, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$13,547,529
Unrealized Appreciation	113,937
Unrealized Depreciation	(108,986)
Net Unrealized Appreciation	4,951

6.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  Subsequent Events

In preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

Crescent Strategic Income Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,010.40	$4.54
	$1,000.00	$1,020.56	$4.56
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

(Continued)

Crescent Strategic Income Fund

Additional Information
(Unaudited)

Advisor Class Shares	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,010.10	$5.79
	$1,000.00	$1,019.30	$5.82
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Crescent Strategic Income Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Greenwood Capital Associates, LLC
116 South Franklin Street	Greenwood Building, 5th Floor
Post Office Drawer 4365	Post Office Box 3181
Rocky Mount, North Carolina 27803	Greenwood, South Carolina 29648

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.	CODE OF ETHICS.
Not applicable.
Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
Item 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.                 SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.                 CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/J. Philip Bell
Date: December 3, 2014	J. Philip Bell President and Principal Executive Officer The Crescent Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/J. Philip Bell
Date: December 3, 2014	J. Philip Bell President and Principal Executive Officer The Crescent Funds

By: (Signature and Title)	/s/Walter B. Todd, III
Date: December 3, 2014	Walter B. Todd, III Treasurer and Principal Financial Officer The Crescent Funds